Segment Information - Sales Revenue by Product or Service Groups (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of products and services [line items]
Sales revenue	¥ 21,796,610	¥ 21,688,767	¥ 20,428,802
Motorcycles, all-terrain vehicles (ATVs), side-by-sides (SxS) and relevant parts [member]
Disclosure of products and services [line items]
Sales revenue	4,018,837	3,626,603	3,220,168
Automobiles and relevant parts [member]
Disclosure of products and services [line items]
Sales revenue	15,327,187	15,818,947	15,227,546
Financial services [member]
Disclosure of products and services [line items]
Sales revenue	2,065,659	1,858,059	1,588,827
Power products and relevant parts [member]
Disclosure of products and services [line items]
Sales revenue	281,311	285,253	292,563
Others [member]
Disclosure of products and services [line items]
Sales revenue	¥ 103,616	¥ 99,905	¥ 99,698